Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MASSACHUSETTS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020
01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-09 | Fidelity® Massachusetts Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Fidelity's Massachusetts Municipal Funds March 31, 2020 Prospectus
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-09 | Fidelity® Massachusetts Municipal Money Market Fund | Fidelity Massachusetts Municipal Money Market Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	0.49%	[1]

[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® Massachusetts Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Massachusetts Municipal Money Market Fund will be able to avoid a negative yield.